UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08266
                                                    --------------

                              The India Fund, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4939
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                     Date of reporting period: June 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


The India Fund, Inc.

Semi-Annual Report

June 30, 2004

THE INDIA FUND, INC.

THE INDIA FUND, INC.

                                                                 August 24, 2004

DEAR FUND SHAREHOLDER,

We are pleased to present you with the unaudited financial statements of The India Fund, Inc. (the "Fund") for the six-month period ended June 30, 2004.

The Fund's net asset value ("NAV") closed at $19.82 on June 30, 2004, representing a decrease of 16.58% from the Fund's NAV on December 31, 2003. The Fund outperformed its benchmark, the IFC Investable Index ("IFC"), which decreased 17.28% for the same six-month period.

The Indian stock market endured a volatile first-half of 2004 as general elections yielded a new leadership. Uncertainty over the new government's commitment to economic reforms shook confidence in the markets. In the annual Budget announcement held in July, the new government addressed problems such as the fiscal deficit and poor infrastructure by pledging increased tax revenues and increased spending on infrastructure projects. The government also assuaged fears of a slowdown in economic reforms by easing limits in foreign direct investment in key sectors and lowering the turnover tax. Foreign investment, slowed down by political events, remained positive as foreign institutional inflow reportedly totaled over $3.47 billion during the first-half of calendar year 2004.

Looking ahead, India faces the challenge of a new leadership while keeping a fragile coalition together. In addition, monsoons will be closely watched as the season started in disappointing fashion. Monsoons are an important catalyst for agricultural growth as 60% of India's population (20% of GDP) is geared to the rural economy. Nevertheless, we believe valuations look more compelling than they did at the end of 2003 and we remain positive in the long-term fundamental outlook for India.

THE INDIA FUND, INC.

On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to call our toll-free number (800) 421-4777.

Sincerely,


/s/ Bryan McKigney

Bryan McKigney
Director, Chairman and President

                                                            THE INDIA FUND, INC.

--------------------------------------------------------------------------------

FUNDAMENTAL PERIODIC REPURCHASE POLICY

The Fund has adopted the following fundamental policy regarding periodic repurchases:

      a) The Fund will make offers to repurchase its shares at semi-annual intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended from time to time ("Offers"). The Board of Directors may place such conditions and limitations on Offers as may be permitted under Rule 23c-3.

      b) 14 days prior to the last Friday of the Fund's first and third fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the "Repurchase Request Deadline") by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.

      c) The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than the last Friday of the Fund's first and third fiscal quarters, or the next business day if such day is not a business day.

      d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

(For further details, see Note E to the Financial Statements.)

--------------------------------------------------------------------------------

THE INDIA FUND, INC.

SCHEDULE OF INVESTMENTS                                            JUNE 30, 2004
                                                                     (UNAUDITED)

INDIA (100% OF HOLDINGS)

COMMON STOCKS (99.99% of holdings)

NUMBER                                                PERCENT OF
OF SHARES    SECURITY                                 HOLDINGS          COST            VALUE
-------------------------------------------------------------------------------------------------
             CEMENT                                      0.71%
   514,524   Gujarat Ambuja Cements Ltd ......................      $  3,379,276     $  3,183,390
         5   Panyam Cements and Mineral Industries Ltd+ ......                47                5
   535,069   Ultratech Cemco Ltd*+ ...........................                 0                0
                                                                    ------------     ------------
                                                                       3,379,323        3,183,395
                                                                    ------------     ------------
             COMPUTER HARDWARE                           0.14%
    51,550   HCL Infosystems Ltd .............................           605,480          613,610
                                                                    ------------     ------------
                                                                         605,480          613,610
                                                                    ------------     ------------
             COMPUTER SOFTWARE & PROGRAMMING            14.67%
   189,436   Geodesic Information Systems Ltd ................           762,106        1,553,396
   369,782   Infosys Technologies Ltd ........................        10,138,352       44,421,294
   203,022   KPIT Cummins Infosystems Ltd ....................         1,282,064        1,428,551
   143,502   Mphasis BFL Ltd .................................           644,316          811,539
 1,801,729   Satyam Computer Services Ltd ....................         4,097,003       11,970,378
   352,365   Tele Data Informatics Ltd .......................           286,653          267,483
   499,650   Wipro Ltd .......................................         4,911,255        5,782,247
                                                                    ------------     ------------
                                                                      22,121,749       66,234,888
                                                                    ------------     ------------
             COMPUTER TRAINING                           0.38%
   496,200   NIIT Ltd+ .......................................         1,821,750        1,736,025
                                                                    ------------     ------------
                                                                       1,821,750        1,736,025
                                                                    ------------     ------------
             CONSUMER NON-DURABLES                       7.16%
 5,094,201   Hindustan Lever Ltd .............................        20,375,050       14,105,314
   944,745   ITC Ltd .........................................        15,947,173       18,245,548
                                                                    ------------     ------------
                                                                      36,322,223       32,350,862
                                                                    ------------     ------------
             DIVERSIFIED INDUSTRIES                     15.39%
   731,432   Grasim Industries Ltd ...........................         6,228,502       16,092,300
 5,714,543   Reliance Industries Ltd .........................        33,094,317       53,397,883
                                                                    ------------     ------------
                                                                      39,322,819       69,490,183
                                                                    ------------     ------------
             ELECTRICITY                                 0.76%
   683,400   Tata Power Company Ltd ..........................         4,213,963        3,448,587
                                                                    ------------     ------------
                                                                       4,213,963        3,448,587
                                                                    ------------     ------------

                                                            THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                PERCENT OF
OF SHARES    SECURITY                                 HOLDINGS          COST            VALUE
-------------------------------------------------------------------------------------------------
             ELECTRONICS & ELECTRICAL EQUIPMENT          4.88%
   206,800   Bharat Electronics Ltd ..........................      $  1,333,706     $  1,758,531
 1,555,768   Bharat Heavy Electricals Ltd. ...................         4,922,904       16,982,320
   614,892   Jyoti Structures Ltd+ ...........................           878,824          792,438
   916,574   MIRC Electronics Ltd ............................           523,411          407,699
    94,849   Siemens India Ltd ...............................         1,061,014        1,815,489
    26,800   Sterlite Industries (India) Ltd .................           447,248          257,420
                                                                    ------------     ------------
                                                                       9,167,107       22,013,897
                                                                    ------------     ------------
             ENGINEERING                                 4.91%
   300,513   ABB Ltd .........................................         3,022,327        4,384,320
   142,745   Gammon India Ltd. ...............................         1,419,995        1,080,484
   802,200   Jaiprakash Associates Ltd+ ......................         1,839,957        1,789,355
   668,836   Larsen & Toubro Ltd .............................         7,858,716       10,140,558
   565,358   Thermax India Ltd ...............................         1,934,139        4,795,859
                                                                    ------------     ------------
                                                                      16,075,134       22,190,576
                                                                    ------------     ------------
             EXTRACTIVE INDUSTRIES                       4.07%
   442,405   Hindalco Industries Ltd .........................         7,144,499        9,603,484
   641,091   Oil and Natural Gas Corporation Ltd .............         8,809,715        8,774,476
                                                                    ------------     ------------
                                                                      15,954,214       18,377,960
                                                                    ------------     ------------
             FERTILIZERS                                 0.16%
   331,560   Indo Gulf Fertilisers Ltd .......................           224,574          728,386
                                                                    ------------     ------------
                                                                         224,574          728,386
                                                                    ------------     ------------
             FINANCE                                    16.65%
 6,895,000   Centurion Bank Ltd+ .............................           608,763        1,445,738
 1,013,335   Corporation Bank ................................         4,015,897        5,499,230
 1,808,008   HDFC Bank Ltd ...................................         8,920,344       14,550,581
 1,591,990   Housing Development Finance Corporation Ltd .....        11,689,281       17,907,507
 1,940,279   ICICI Bank Ltd ..................................         5,379,101       10,314,392
   330,146   Jammu and Kashmir Bank Ltd ......................         1,902,477        1,938,867
    94,891   Kotak Mahindra Bank Ltd .........................           836,775          717,539
   672,196   Oriental Bank of Commerce .......................         2,485,227        3,514,134
 1,778,633   State Bank of India .............................         7,659,295       16,660,540
    77,550   State Bank of India GDR .........................           900,935        1,690,590
 1,043,300   Vijaya Bank Ltd .................................         1,231,624          924,730
                                                                    ------------     ------------
                                                                      45,629,719       75,163,848
                                                                    ------------     ------------

THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                PERCENT OF
OF SHARES    SECURITY                                 HOLDINGS          COST            VALUE
-------------------------------------------------------------------------------------------------
             FOOD                                        0.16%
 1,294,500   Sakthi Sugars Ltd+ ..............................      $  1,321,790     $    726,440
                                                                    ------------     ------------
                                                                       1,321,790          726,440
                                                                    ------------     ------------
             HOTELS & LEISURE                            0.16%
   727,657   Hotel Leelaventure Ltd+ .........................           606,398          732,010
                                                                    ------------     ------------
                                                                         606,398          732,010
                                                                    ------------     ------------
             HOUSEHOLD APPLIANCES                        0.32%
   637,251   Voltas Ltd ......................................         1,674,265        1,442,218
                                                                    ------------     ------------
                                                                       1,674,265        1,442,218
                                                                    ------------     ------------
             MEDIA                                       0.54%
   901,700   Balaji Telefilms Ltd ............................         1,839,905        1,206,189
   749,500   Pritish Nandy Communications Ltd ................         1,870,991        1,241,423
   250,000   Vans Information Ltd+ ...........................           573,395           12,942
                                                                    ------------     ------------
                                                                       4,284,291        2,460,554
                                                                    ------------     ------------
             PETROLEUM RELATED                           6.65%
   740,253   Bharat Petroleum Corporation Ltd ................         4,262,604        5,719,954
   591,408   Finolex Industries Ltd ..........................           827,475          745,451
 1,045,578   Hindustan Petroleum Corporation Ltd .............         5,133,178        7,649,378
 1,446,890   Indian Oil Corporation Ltd ......................         6,541,946       11,597,150
   624,400   Indian Petrochemicals Corporation Ltd ...........         2,465,055        1,993,055
    80,800   Niko Resources Ltd ADR ..........................         1,314,053        2,338,513
                                                                    ------------     ------------
                                                                      20,544,311       30,043,501
                                                                    ------------     ------------
             PHARMACEUTICALS                             7.57%
    67,942   Biocon Ltd+ .....................................           665,264          740,379
   268,708   Dr. Reddy's Laboratories Ltd ....................         3,241,408        4,298,159
   106,435   Glaxosmithkline Pharmaceuticals Ltd .............           670,717        1,375,842
   120,827   Lupin Ltd .......................................         1,651,397        1,668,057
   138,600   Matrix Laboratories Ltd .........................         1,580,880        4,114,287
    42,500   Pfizer Ltd ......................................           410,990          416,865
   693,063   Ranbaxy Laboratories Ltd ........................        11,315,909       13,709,758
   614,415   Sun Pharmaceutical Industries Ltd ...............         1,671,496        4,966,104
   517,700   Wockhardt Ltd ...................................         2,226,924        2,871,419
                                                                    ------------     ------------
                                                                      23,434,985       34,160,870
                                                                    ------------     ------------

                                                            THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
SCHEDULE OF INVESTMENTS (CONTINUED)                                  (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                PERCENT OF
OF SHARES    SECURITY                                 HOLDINGS          COST            VALUE
-------------------------------------------------------------------------------------------------
             RETAIL STORES                               0.17%
   132,757   Trent Ltd .......................................      $    467,324     $    769,687
                                                                    ------------     ------------
                                                                         467,324          769,687
                                                                    ------------     ------------
             SHIPPING                                    0.16%
    77,700   Dredging Corporation of India Ltd ...............           740,671          726,721
                                                                    ------------     ------------
                                                                         740,671          726,721
                                                                    ------------     ------------
             STEEL                                       1.77%
   501,782   Monnet Ispat Ltd ................................         1,048,965          769,453
 1,103,394   Tata Iron and Steel Company Ltd .................         3,648,204        7,219,161
                                                                    ------------     ------------
                                                                       4,697,169        7,988,614
                                                                    ------------     ------------
             TELECOMMUNICATIONS                          3.22%
 4,664,750   Bharti Tele-Ventures Ltd+ .......................        10,142,864       13,839,519
   250,766   Mahanagar Telephone Nigam Ltd ...................           654,574          719,708
                                                                    ------------     ------------
                                                                      10,797,438       14,559,227
                                                                    ------------     ------------
             TELECOMMUNICATIONS EQUIPMENT                0.00%
         1   Shyam Telecom Ltd+ ..............................                14                1
                                                                    ------------     ------------
                                                                              14                1
                                                                    ------------     ------------
             TEXTILES-COTTON                             0.52%
   217,400   Mahavir Spinning Mills Ltd ......................           823,672          622,291
   302,726   Sintex Industries Ltd ...........................           886,823          750,642
   549,567   Welspun India Ltd+ ..............................         1,221,821          973,024
                                                                    ------------     ------------
                                                                       2,932,316        2,345,957
                                                                    ------------     ------------
             TRANSPORTATION                              1.45%
   498,051   Container Corporation of India Ltd ..............         2,780,155        6,120,150
    75,020   Mercator Lines Ltd ..............................           348,323          420,830
                                                                    ------------     ------------
                                                                       3,128,478        6,540,980
                                                                    ------------     ------------
             VEHICLE COMPONENTS                          0.56%
   187,600   Amtek Auto Ltd ..................................         1,836,694        2,081,044
   334,200   Omax Autos Ltd ..................................           498,093          436,514
                                                                    ------------     ------------
                                                                       2,334,787        2,517,558
                                                                    ------------     ------------

THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
SCHEDULE OF INVESTMENTS (CONCLUDED)                                  (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                PERCENT OF
OF SHARES    SECURITY                                 HOLDINGS          COST            VALUE
-------------------------------------------------------------------------------------------------
             VEHICLES                                    6.86%
11,740,900   Ashok Leyland Ltd ...............................      $  2,526,477     $  5,822,567
    27,831   Bajaj Auto Ltd ..................................           531,615          535,463
   596,487   Hero Honda Motors Ltd ...........................         2,902,209        6,584,386
   286,935   Mahindra & Mahindra Ltd .........................         2,828,334        2,758,258
   138,400   Maruti Udyog Ltd+ ...............................         1,560,015        1,211,809
 1,701,825   Tata Motors Ltd .................................         8,629,532       14,073,603
                                                                    ------------     ------------
                                                                      18,978,182       30,986,086
                                                                    ------------     ------------
             TOTAL COMMON STOCKS .............................       290,780,474      451,532,641
                                                                    ------------     ------------

PREFERRED STOCK (0.01% of holdings)
             ENGINEERING                                 0.01%
 1,248,400   Thermax India Ltd Preference Shares+ ............                 0           26,149
                                                                    ------------     ------------
                                                                               0           26,149
                                                                    ------------     ------------
             TOTAL PREFERRED STOCK ...........................                 0           26,149
                                                                    ------------     ------------
             TOTAL INDIA .....................................       290,780,474      451,558,790
                                                                    ------------     ------------
             TOTAL INVESTMENTS** ......................100.00%      $290,780,474     $451,558,790
                                                                    ============     ============

----------
FOOTNOTES AND ABBREVIATIONS

            ADR - American Depository Receipts
            GDR - Global Depository Receipts

      +     Non income producing.

      * At fair value as determined under the supervision of the Board of Directors.

      **    Aggregate cost for Federal income tax purposes is $292,302,472.

            The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                  Excess of value over tax cost                   $ 172,506,912
                  Excess of tax cost over value                     (13,250,594)
                                                                  -------------
                                                                  $ 159,256,318
                                                                  =============

See accompanying notes to financial statements.

                                                            THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
STATEMENT OF ASSETS AND LIABILITIES                                  (UNAUDITED)

ASSETS
Investments, at value (Cost $290,780,474) .................................     $ 451,558,790
Cash (including Indian Rupees of $6,241,737 with a cost of $6,308,708) ....         8,774,678
Receivables:
      Dividends and reclaims net of excess taxes withheld .................         2,056,373
      Interest ............................................................               147
      Securities sold .....................................................           883,753
Prepaid expenses ..........................................................            75,103
                                                                                -------------
           TOTAL ASSETS ...................................................       463,348,844
                                                                                -------------

LIABILITIES
Payable for securities purchased ..........................................           443,622
Due to Investment Manager .................................................           428,216
Accrued Custodian fees ....................................................           306,999
Due to Administrator ......................................................            81,655
Accrued expenses ..........................................................           270,878
                                                                                -------------
           TOTAL LIABILITIES ..............................................         1,531,370
                                                                                -------------
           NET ASSETS .....................................................     $ 461,817,474
                                                                                =============

           NET ASSET VALUE PER SHARE ($461,817,414/23,302,828
           SHARES ISSUED AND OUTSTANDING)  ................................     $       19.82
                                                                                =============

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 34,007,133 shares issued
      (100,000,000 shares authorized) .....................................     $      34,007
Paid-in capital ...........................................................       460,612,435
Cost of 10,704,305 shares repurchased .....................................      (150,386,968)
Overdistribution of net investment income .................................          (189,194)
Accumulated net realized loss on investments ..............................        (8,894,656)
Net unrealized appreciation in value of investments, foreign currency holdings and on translation of other assets and liabilities
   denominated in foreign currency ........................................       160,641,850
                                                                                -------------
           NET ASSETS .....................................................     $ 461,817,474
                                                                                =============

See accompanying notes to financial statements.

THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
STATEMENT OF OPERATIONS                                              (UNAUDITED)

INVESTMENT INCOME
Dividends (net of Indian taxes withheld of $834) .......................................        $   4,575,822
                                                                                                -------------
           TOTAL INVESTMENT INCOME .....................................................            4,575,822
                                                                                                -------------

EXPENSES
Management fees ........................................................     $ 2,988,410
Administration fees ....................................................         557,955
Custodian fees .........................................................         415,837
Legal fees .............................................................         160,891
Audit and tax fees .....................................................         138,940
Insurance ..............................................................          79,812
Printing ...............................................................          53,849
Transfer agent fees ....................................................          40,595
Directors' fees ........................................................          24,891
NYSE fees ..............................................................          10,567
ICI fees ...............................................................           6,207
Miscellaneous expenses .................................................          28,863
                                                                             -----------

           TOTAL EXPENSES ..............................................................            4,506,817
                                                                                                -------------
           NET INVESTMENT INCOME .......................................................               69,005
                                                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY HOLDINGS
AND TRANSLATION OF OTHER ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCY:
Net realized gain (loss) on:
      Security transactions ............................................................           35,563,785
      Foreign currency related transactions ............................................              (99,144)
                                                                                                -------------
                                                                                                   35,464,641
Net change in unrealized depreciation in value of investments, foreign currency holdings
   and translation of other assets and liabilities denominated in foreign currency .....         (127,425,413)
                                                                                                -------------
Net realized and unrealized loss on investments, foreign currency holdings and
   translation of other assets and liabilities denominated in foreign currency .........          (91,960,772)
                                                                                                -------------
Net decrease in net assets resulting from operations ...................................        $ (91,891,767)
                                                                                                =============

See accompanying notes to financial statements.

                                                            THE INDIA FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX MONTHS
                                                                                          ENDED                  FOR THE YEAR
                                                                                      JUNE 30, 2004                  ENDED
                                                                                       (UNAUDITED)             DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................................            $      69,005             $   2,883,008

Net realized gain on investments and foreign currency
   related transactions ..................................................               35,464,641                39,849,857

Net change in unrealized appreciation (depreciation) in value of investments, foreign currency holdings and translation of other
   assets and liabilities denominated in foreign currency ................             (127,425,413)              237,954,482
                                                                                      -------------             -------------

Net increase (decrease) in net assets resulting from operations ..........              (91,891,767)              280,687,347
                                                                                      -------------             -------------

DISTRIBUTION TO SHAREHOLDERS
Net investment income ($0.13 per share) ..................................                       --                (3,046,584)
                                                                                      -------------             -------------
Decrease in net assets resulting from distributions ......................                       --                (3,046,584)
                                                                                      -------------             -------------

CAPITAL SHARE TRANSACTIONS
Shares repurchased under Tender Offer
   (including expenses of $70,586 at December 31, 2003) ..................                       --                   (70,586)
Shares repurchased under Repurchase Offer
   (132,437 and 4,135,635 shares, respectively)
   (net of repurchase fee of $60,232 and $1,459,052,
   respectively) (including expenses of $150,707 and
   $103,667, respectively)  ..............................................               (3,102,100)              (71,597,216)
                                                                                      -------------             -------------

Net decrease in net assets resulting from capital share transactions .....               (3,102,100)              (71,667,802)
                                                                                      -------------             -------------

Total increase (decrease) in net assets ..................................              (94,993,867)              205,972,961

NET ASSETS
Beginning of period ......................................................              556,811,341               350,838,380
                                                                                      -------------             -------------
End of period ............................................................            $ 461,817,474             $ 556,811,341
                                                                                      =============             =============

See accompanying notes to financial statements.

THE INDIA FUND, INC.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          FOR THE SIX
                                          MONTHS ENDED     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                          JUNE 30, 2004        ENDED          ENDED          ENDED          ENDED          ENDED
                                           (UNAUDITED)     DEC. 31, 2003  DEC. 31, 2002  DEC. 31, 2001  DEC. 31, 2000  DEC. 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value,
   beginning of period .................     $  23.76        $  12.72       $  11.93       $  16.18       $  23.21       $   8.85
                                             --------        --------       --------       --------       --------       --------
Net investment income (loss) ...........         0.00            0.11+          0.09           0.07          (0.16)         (0.10)
Net realized and unrealized gain (loss)
   on investments, foreign currency
   holdings, and translation of other
   assets and liabilities denominated
   in foreign currency .................        (3.94)          11.00+          0.76          (4.29)         (7.27)         14.36
                                             --------        --------       --------       --------       --------       --------
Net increase (decrease) from
   investment operations ...............        (3.94)          11.11           0.85          (4.22)         (7.43)         14.26
                                             --------        --------       --------       --------       --------       --------
Less: Dividends and Distributions
   Dividends from net investment
      income ...........................           --           (0.13)         (0.09)         (0.07)            --             --
                                             --------        --------       --------       --------       --------       --------
Total dividends and distributions ......           --           (0.13)         (0.09)         (0.07)            --             --
                                             --------        --------       --------       --------       --------       --------
Capital share transactions
Anti-dilutive effect of Share
   Repurchase Program ..................         0.00(1)         0.06           0.01           0.04           0.40           0.10
Anti-dilutive effect of Tender Offer ...           --              --           0.02             --             --             --
                                             --------        --------       --------       --------       --------       --------
Total capital share transactions .......         0.00            0.06           0.03           0.04           0.40           0.10
                                             --------        --------       --------       --------       --------       --------
Net asset value, end of period .........     $  19.82        $  23.76       $  12.72       $  11.93       $  16.18       $  23.21
                                             ========        ========       ========       ========       ========       ========

Per share market value, end of period ..     $21.4800        $25.2000       $10.5900       $ 9.5000       $12.0625       $16.7500

TOTAL INVESTMENT RETURN BASED
   ON MARKET VALUE* ....................       (14.76)%        139.04%         12.36%        (20.69)%       (27.99)%       165.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ....     $461,817        $556,811       $350,838       $366,491       $504,769       $768,948
Ratios of expenses to average
   net assets ..........................         1.66%(2)        1.76%          1.73%          1.70%          1.59%          1.84%
Ratios of net investment income
   (loss) to average net assets ........         0.03%(2)        0.72%          0.65%          0.57%         (0.75)%        (0.68)%
Portfolio turnover .....................        12.04%          33.89%         39.36%         16.06%         19.24%         18.65%

See accompanying notes to financial statements.

                                                            THE INDIA FUND, INC.

FINANCIAL HIGHLIGHTS (CONCLUDED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

* Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges and is not annualized.

+     Based on average shares outstanding.

(1)   Less than $0.01 per share.

(2)   Annualized.

See accompanying notes to financial statements.

THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)

NOTE A: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The India Fund, Inc. (the "Fund") was incorporated in Maryland on December 27, 1993, and commenced operations on February 23, 1994. The Fund operates through a branch in the Republic of Mauritius. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SIGNIFICANT ACCOUNTING POLICIES ARE AS FOLLOWS:

PORTFOLIO VALUATION. Investments are stated at value in the accompanying financial statements. All securities for which market quotations are readily available are valued at:

      (i) the last sales price prior to the time of determination, if there was a sale on the date of determination,

      (ii) at the mean between the last current bid and asked prices, if there was no sales price on such date and bid and asked quotations are available, and

      (iii) at the bid price if there was no sales price on such date and only bid quotations are available.

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which market values are not readily ascertainable are carried at fair value as determined in good faith by or under the supervision of the Board of Directors. The net asset value per share of the Fund is calculated weekly and at the end of each month.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax reporting purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known. The collectibility of income receivable from Indian securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

                                                            THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

TAX STATUS. No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders that will be sufficient to relieve it from all or substantially all Federal income and excise taxes.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended December 31, 2003:

Ordinary income ..............................................    $   3,046,584
                                                                  =============

At December 31, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Overdistribution of Ordinary Income ..........   $    (214,070)
Plus/Less: Cumulative Timing Differences .....         (44,129)
                                                 -------------
Overdistribution of net investment income ....................     $   (258,199)
                                                                   ------------
Tax basis capital loss carryover .............   $ (42,954,175)
Plus/Less: Cumulative Timing Differences .....      (1,405,122)
                                                 -------------
Accumulated net realized loss on investments .................      (44,359,297)
                                                                   ------------

Book unrealized foreign exchange loss ........................          (98,491)
                                                                   ------------

Tax unrealized appreciation ..................   $ 286,760,632
Plus/Less: Cumulative Timing Differences .....       1,405,122
                                                 -------------
Unrealized appreciation ......................................      288,165,754
                                                                   ------------
Net assets (excluding paid in capital) .......................     $243,449,767
                                                                   ============

The differences between book and tax basis unrealized appreciation is primarily attributable to wash sales and a dividend overdistribution. The cumulative timing difference for the capital loss carryover is due to Post October Losses.

Net Asset Value ..............................................    $ 556,811,341
Paid in Capital ..............................................     (313,361,574)
                                                                  -------------
Net assets (excluding paid in capital)  ......................    $ 243,449,767
                                                                  =============

THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

At December 31, 2003, the Fund had a capital loss carryover of $42,954,175 which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. Of the aggregate capital losses, $11,095,634 will expire in 2006, $20,935,877 will expire in 2009 and $10,922,664 will expire in 2010. During the year ended December 31, 2003, the Fund utilized $33,704,004 of prior year capital loss carryforwards.

The Fund's realized foreign exchange losses incurred after October 31, 2003, but before December 31, 2003, are deemed to arise on the first business day of the following year. The Fund incurred and elected to defer such realized foreign exchange losses of $44,129.

During the period ended December 31, 2003, the Fund reclassified $183,331 from accumulated net realized loss on investments to overdistribution of net investment income as a result of permanent book and tax differences relating primarily to realized foreign currency gains. Net investment income and net assets were not affected by the reclassifications.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, assets and liabilities at the prevailing rates of exchange on the valuation date; and

      (ii) purchases and sales of investment securities and investment income at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund generally does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign currency gains or losses for federal income tax purposes. The Fund reports certain realized foreign exchange gains and losses as components of realized gains and losses for financial reporting purposes, whereas such amounts are treated as ordinary income for Federal income tax reporting purposes.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange rates. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, and the fact that foreign securities markets may be smaller and have less developed and less reliable settlement and share registration procedures.

                                                            THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

DISTRIBUTION OF INCOME AND GAINS. The Fund intends to distribute annually to shareholders substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized gains after the utilization of available capital loss carryovers. An additional distribution may be made to the extent necessary to avoid payment of a 4% Federal excise tax.

Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized capital gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of additional paid-in capital.

NOTE B: MANAGEMENT, INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Advantage Advisers, Inc. ("Advantage"), a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"), serves as the Fund's Investment Manager (the "Investment Manager") under the terms of a management agreement dated June 5, 2003 (the "Management Agreement"). Prior to September 2003, Oppenheimer was called Fahnestock & Co. Inc. Imperial Investment Advisors Private Limited ("Imperial"), an Indian company and subsidiary of Oppenheimer and Advantage India, Inc., serves as the Fund's Country Adviser (the "Country Adviser") under the terms of an advisory agreement dated June 5, 2003 (the "Country Advisory Agreement"). From August 1, 2001 to April 30, 2002, Advantage India, Inc. served as the Fund's Country Adviser under similar terms. Pursuant to the Management Agreement, the Investment Manager supervises the Fund's investment program and is responsible on a day-to-day basis for investing the Fund's portfolio in accordance with its investment objective and policies. Pursuant to the Country Advisory Agreement, the Country Adviser provides statistical and factual information and research regarding economic, political factors and investment opportunities in India to the Investment Manager. For their services, the Investment Manager receives monthly fees at an annual rate of 1.10% of the Fund's average weekly net assets and the Country Adviser receives from the Investment Manager a fee to be agreed upon by the Investment Manager and the Country Adviser from time to time. For the six months ended June 30, 2004, fees earned by the Investment Manager amounted to $2,988,410.

Oppenheimer, a registered investment advisor and an indirect wholly-owned subsidiary of Oppenheimer Holdings Inc., serves as the Fund's Administrator (the "Administrator") pursuant to an administration agreement dated June 4, 2003. Prior to September 2003, Oppenheimer Holdings Inc. was called Fahnestock Viner Holdings Inc. The Administrator provides certain administrative services

THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

to the Fund. For its services, the Administrator receives a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets. For the six months ended June 30, 2004, administration fees amounted to $543,347 (Prior to June 4, 2003, administration fees were paid to CIBC World Markets Corp.). The Administrator subcontracts certain of these services to PFPC, Inc. In addition, Multiconsult Ltd. (the "Mauritius Administrator") provides certain administrative services relating to the operation and maintenance of the Fund in Mauritius. The Mauritius Administrator receives a monthly fee of $1,500 and is reimbursed for certain additional expenses. For the six months ended June 30, 2004, fees and expenses of the Mauritius Administrator amounted to $14,608.

On December 10, 2002, the Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock & Co. Inc. ("Fahnestock") and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management businesses of CIBC WM, including Advantage and Imperial. The acquisition of the U.S. brokerage business closed on January 3, 2003. As required under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's then-existing Management Agreement and Country Advisory Agreement provided for their automatic termination in the event of their "assignment" as defined in the 1940 Act. Consummation of the acquisition by Fahnestock and FVH of the asset management business of CIBC WM constituted an assignment of the Fund's then existing Management Agreement and Country Advisory Agreement. At a meeting on January 17, 2003, the Board of Directors of the Fund, including a majority of the independent Directors, approved a new investment management agreement between the Fund and Advantage and a new country advisory agreement between Advantage and Imperial. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003. In connection with the June 4, 2003 acquisition, a new investment management agreement and country advisory agreement dated June 4, 2003 was executed, having been previously approved by the Board of Directors of the Fund, including a majority of the independent Directors at a special meeting held on January 17, 2003 and by the stockholders of the Fund at the Fund's April 23, 2003 annual meeting of stockholders, as required by the 1940 Act.

In September 2003, Fahnestock & Co. Inc. changed its name to Oppenheimer & Co. Inc. and Fahnestock Viner Holdings Inc. changed its name to Oppenheimer Holdings Inc.

The Fund pays each of its directors who is not a director, officer or employee of the Investment Manager, the Country Adviser or the Administrator or any affiliate thereof an annual fee of $5,000 plus up to $700 for each Board of Directors meeting attended. In addition, the Fund reimburses all directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings.

NOTE C: PORTFOLIO ACTIVITY

Purchases and sales of securities, other than short-term obligations, aggregated $62,974,951 and $77,836,707 respectively, for the six months ended June 30, 2004.

                                                            THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

NOTE D: FOREIGN INCOME TAX

The Fund conducts its investment activities in India as a tax resident of Mauritius and expects to obtain benefits under the double taxation treaty between Mauritius and India (the "tax treaty" or "treaty"). To obtain benefits under the double taxation treaty, the Fund must meet certain tests and conditions, including the establishment of Mauritius tax residence and related requirements. The Fund has obtained a certificate from the Mauritian authorities that it is a resident of Mauritius under the double taxation treaty between Mauritius and India. Under current regulations, a fund which is a tax resident in Mauritius under the treaty, but has no branch or permanent establishment in India, will not be subject to capital gains tax in India on the sale of securities or to tax on dividends paid by Indian companies. The Fund is subject to and accrues Indian withholding tax on interest earned on Indian securities at the rate of 20.5%.

The Fund will, in any year that it has taxable income for Mauritius tax purposes, elect to pay tax on its net income for Mauritius tax purposes at any rate between 0% and 35%.

In March 2000, the Indian tax authorities issued an assessment order ("March 2000 Assessment Order") with respect to the Fund's Indian income tax return filed for the fiscal year ended March 31, 1997 which denied the benefits of the tax treaty between India and Mauritius. In the March 2000 Assessment Order, the Indian tax authorities held that the Fund is not a resident of Mauritius and assessed tax on the dividend income for the year ended March 31, 1997 at the rate of 20%, instead of the 15% rate claimed by the Fund under the tax treaty between India and Mauritius. Similar assessment orders were issued to several other mutual fund companies relying on the tax treaty between India and Mauritius. On April 13, 2000, the Central Board of Direct Taxes ("CBDT") of the Ministry of Finance in India issued a circular ("Circular 789") "clarifying" its position on Indian taxation under the tax treaty between India and Mauritius that, wherever a certificate of residence is issued by the Mauritian authorities, such certificate will constitute sufficient evidence for accepting the status of residence as well as beneficial ownership for applying the tax treaty between India and Mauritius. The Fund, relying on Circular 789 and in absence of a rectification order from the assessing officer, filed an appeal against the March 2000 Assessment Order with the Indian tax authorities. There have been several hearings and the Fund is awaiting an appellate judgment. On October 7, 2003, the Indian Supreme Court upheld Circular 789 and the Fund's right to take advantage of the tax treaty between India and Mauritius.

The Fund continues to: (i) comply with the requirements of the tax treaty between India and Mauritius; (ii) be a tax resident of Mauritius; and (iii) maintain that its central management and control resides in Mauritius and therefore management believes that the Fund will be able to obtain the benefits of the tax treaty between India and Mauritius. Accordingly, no provision for Indian income taxes has been made in accompanying financial statements of the Fund. Although the Fund expects to

THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

obtain the benefits of the treaty for the tax year ended March 31, 1997, the Fund has not yet received notification of a repeal of the assessment order issued.

The foregoing is based upon current interpretation and practice and is subject to future changes in Indian or Mauritian tax laws and in the treaty between India and Mauritius.

NOTE E: CAPITAL STOCK

In February 2003, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended. Stockholders of the Fund were to approve the policy at the Annual Meeting of Stockholders held on April 23, 2003, however the proposal was adjourned and later approved on April 30, 2003. As an interval fund, the Fund makes semi-annual repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer is established by the Fund's Board of Directors shortly before the commencement of each semi-annual offer, and is between 5% and 25% of the Fund's then-outstanding shares.

                                                            THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

During the six months ended June 30, 2004, the results of the semi-annual repurchase offer were as follows:

                                                             -------------------
                                                             REPURCHASE OFFER #2
--------------------------------------------------------------------------------
Commencement Date                                            February 20, 2004
--------------------------------------------------------------------------------
Expiration Date                                              March 12, 2004
--------------------------------------------------------------------------------
Repurchase Offer Date                                        March 19, 2004
--------------------------------------------------------------------------------
% of Issued and Outstanding Shares of Common Stock           5%
--------------------------------------------------------------------------------
Repurchase Fee                                               2%
--------------------------------------------------------------------------------
Shares Validly Tendered                                      132,437.366
--------------------------------------------------------------------------------
Final Pro-ration Odd Lot Shares                              607.12
--------------------------------------------------------------------------------
Final Pro-ration Non-Odd Lot Shares                          131,830.166
--------------------------------------------------------------------------------
% of Non-Odd Lot Shares Accepted                             100%
--------------------------------------------------------------------------------
Shares Accepted for Tender                                   132,437.366
--------------------------------------------------------------------------------
Net Asset Value as of Repurchase Offer Date ($)              22.74
--------------------------------------------------------------------------------
Repurchase Fee per Share ($)                                 0.4548
--------------------------------------------------------------------------------
Repurchase Offer Price ($)                                   22.2852
--------------------------------------------------------------------------------
Repurchase Fee ($)                                           60,232
--------------------------------------------------------------------------------
Expenses ($)                                                 127,333
--------------------------------------------------------------------------------
Total Cost ($)                                               3,078,726
--------------------------------------------------------------------------------

During the year ended December 31, 2003, the results of the semi-annual repurchase offer were as follows:

                                                             -------------------
                                                             REPURCHASE OFFER #1
--------------------------------------------------------------------------------
Commencement Date                                            August 22, 2003
--------------------------------------------------------------------------------
Expiration Date                                              September 12, 2003
--------------------------------------------------------------------------------
Repurchase Offer Date                                        September 26, 2003
--------------------------------------------------------------------------------
% of Issued and Outstanding Shares of Common Stock           15%
--------------------------------------------------------------------------------
Repurchase Fee                                               2%
--------------------------------------------------------------------------------
Shares Validly Tendered                                      17,530,127.5345
--------------------------------------------------------------------------------
Final Pro-ration Odd Lot Shares                              139,149
--------------------------------------------------------------------------------
Final Pro-ration Non-Odd Lot Shares                          3,996,486
--------------------------------------------------------------------------------
% of Non-Odd Lot Shares Accepted                             22.97983%
--------------------------------------------------------------------------------
Shares Accepted for Tender                                   4,135,635
--------------------------------------------------------------------------------
Net Asset Value as of Repurchase Offer Date ($)              17.64
--------------------------------------------------------------------------------
Repurchase Fee per Share ($)                                 0.3528
--------------------------------------------------------------------------------
Repurchase Offer Price ($)                                   17.2872
--------------------------------------------------------------------------------
Repurchase Fee ($)                                           1,459,052
--------------------------------------------------------------------------------
Expenses ($)                                                 103,667
--------------------------------------------------------------------------------
Total Cost ($)                                               71,597,216
--------------------------------------------------------------------------------

THE INDIA FUND, INC.

                                                                   JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                            (UNAUDITED)

NOTE F: CONCENTRATION OF RISKS

At June 30, 2004, substantially all of the Fund's net assets were invested in Indian securities. The Indian securities markets are among other things substantially smaller, less developed, less liquid, subject to less regulation and more volatile than the securities markets in the United States. Consequently, and as further discussed above, acquisitions and dispositions of securities by the Fund involve special risks and considerations not present with respect to U.S. securities. At June 30, 2004, the Fund has a concentration of its investment in computer, finance, and petroleum related industries. The values of such investments may be affected by changes in such industry sectors.

NOTE G: INDEMNIFICATION

Under the Fund's agreements, its officers and directors are indemnified agents against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund's management expects the risk of loss to be remote.

NOTE H: SUBSEQUENT EVENT

On June 22, 2004, the Fund filed an initial registration statement with the Securities and Exchange Commission relating to a possible rights offering to be conducted by the Fund. The Fund will issue to stockholders of record as of a date to be determined one right for each share of common stock held. The rights will not be transferable and, consequently, will not be listed in any exchange. The rights will entitle holders to subscribe for additional shares of the Fund's common stock at a subscription price per share equal to 95% of the Fund's net asset value per share on the expiration date of the offer. Holders will be able to purchase one share of common stock for every three rights held. The terms of the rights offering will be set forth in a prospectus to be delivered to shareholders of record as of the record date for such rights offering.

                                                            THE INDIA FUND, INC.

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS

The Fund held its Annual Meeting of Stockholders on April 28, 2004. At the meeting, stockholders elected each of the nominees proposed for election to the Fund's Board of Directors. The following table provides information concerning the matters voted on at the meeting:

I.    ELECTION OF DIRECTORS

                                                    VOTES      NON-VOTING       TOTAL
            NOMINEE                 VOTES FOR     WITHHELD       SHARES      VOTING SHARES
            -------                 ---------     --------     ----------    -------------
            Lawrence K. Becker      16,222,267     137,841      6,942,720     23,302,828
            J. Marc Hardy           16,230,797     129,311      6,942,720     23,302,828
            Stephane R.F. Henry     16,231,583     128,525      6,942,720     23,302,828
            Bryan McKigney          16,237,881     122,227      6,942,720     23,302,828

At June 30, 2004, in addition to Lawrence K. Becker, J. Marc Hardy, Stephane R.F. Henry and Bryan McKigney, the other directors of the Fund were as follows:

            Leslie H. Gelb
            Luis F. Rubio
            Jeswald W. Salacuse

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund's toll free number at 1-800-421-4777 and at the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available after August 30, 2004, without charge, upon request, by calling the Fund's toll free number at 1-800-421-4777 and at the Securities and Exchange Commission website at http://www.sec.gov.

THE INDIA FUND, INC.

DIVIDENDS AND DISTRIBUTIONS

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by the dividend paying agent. In the case of shareholders such as banks, brokers or nominees, that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date.

                                                            THE INDIA FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Because of the forgoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and shareholders will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commissions thus attainable.

THE INDIA FUND, INC.

DIVIDENDS AND DISTRIBUTIONS (CONCLUDED)

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43027, Westborough, Massachusetts 43027.

                               PRIVACY POLICY OF
                            ADVANTAGE ADVISERS, INC.
                           THE ASIA TIGERS FUND, INC.
                              THE INDIA FUND, INC.
--------------------------------------------------------------------------------

YOUR PRIVACY IS PROTECTED

An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION

The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

                               PRIVACY POLICY OF
                            ADVANTAGE ADVISERS, INC.
                           THE ASIA TIGERS FUND, INC.
                              THE INDIA FUND, INC.
--------------------------------------------------------------------------------

Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.

May 2003

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

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

THE INDIA FUND, INC.

INVESTMENT MANAGER:

Advantage Advisers, Inc.,
a subsidiary of Oppenheimer Asset
Management Inc.

ADMINISTRATOR:

Oppenheimer & Co. Inc.

SUB-ADMINISTRATOR:

PFPC Inc.

TRANSFER AGENT:

PFPC Inc.

CUSTODIAN:

Deutsche Bank AG

The Fund has adopted the Investment Manager's proxy voting policies and procedures to govern the voting of proxies relating to its voting securities. You may obtain a copy of these proxy voting procedures, without charge, by calling (800) 421-4777.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                                REGISTRANT PURCHASES OF EQUITY SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                            (C) TOTAL NUMBER OF SHARES (OR          (D) MAXIMUM NUMBER (OR
                   (A) TOTAL NUMBER        (B) AVERAGE        UNITS) PURCHASED AS PART OF      APPROXIMATE DOLLAR VALUE) OF SHARES
                 OF  SHARES (OR UNITS)    PRICE PAID PER     PUBLICLY ANNOUNCED PLANS OR       (OR UNITS) THAT MAY YET BE PURCHASED
PERIOD                 PURCHASED          SHARE (OR UNIT)              PROGRAMS                     UNDER THE PLANS OR PROGRAMS
------------------------------------------------------------------------------------------------------------------------------------
Month #1            NONE                     NONE                   NONE                                      NONE
1/1/04-1/31/04
------------------------------------------------------------------------------------------------------------------------------------
Month #2            NONE                     NONE                   NONE                                      NONE
2/1/04-2/29/04
------------------------------------------------------------------------------------------------------------------------------------
Month #3            132,437.366              22.2852                132,437.366(1)                            NONE
3/1/04-3/31/04
------------------------------------------------------------------------------------------------------------------------------------
Month #4            NONE                     NONE                   NONE                                      NONE
4/1/04-4/30/04
------------------------------------------------------------------------------------------------------------------------------------
Month #5            NONE                     NONE                   NONE                                      NONE
5/1/04-5/31/04
------------------------------------------------------------------------------------------------------------------------------------
Month #6            NONE                     NONE                   NONE                                      NONE
6/1/04-6/30/04
------------------------------------------------------------------------------------------------------------------------------------
Total               132,437.366              22.2852                132,437.366                               NONE
------------------------------------------------------------------------------------------------------------------------------------

(1)  These shares were purchased in connection with the Fund's regular, semi-annual repurchase offer announced on February 20, 2004 that expired on March 12, 2004. In connection with this repurchase offer, the Fund offered to repurchase up to 1,171,763.25 shares of its common stock, an amount equal to 5% of its outstanding shares of common stock, for cash at a price approximately equal to the Fund's net asset value as of March 19, 2004.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            The India Fund, Inc.
           ---------------------------------------------------------------------

By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Director, President & Chairman
                             (principal executive officer)

Date                         August 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Director, President & Chairman
                             (principal executive officer)

Date                         August 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Alan Kaye
                         -------------------------------------------------------
                             Alan Kaye, Treasurer
                             (principal financial officer)

Date                         August 24, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.